8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2018 $	2017 $	2016 $

Deferred tax asset
Cumulative net operating losses	2,551,755	3,954,227	3,682,558
Less valuation allowance	(2,551,755)	(3,954,227)	(3,682,558)

Net deferred tax asset	–	–	–